Long-term investments - Cummins Westport Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	75.00%
Investment income under the equity method	$ 22,728	$ 12,514	$ 5,838
Dividends received	23,191	16,633	13,398
Due from related parties (note 19)	$ 122	156
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	25.00%
Equity method investment, ownership percentage	50.00%
Investment income under the equity method	$ 22,701	12,482	5,606
Dividends received	23,191	16,633	10,198
Other Noncurrent Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	6,309	6,799
Maximum exposure to loss	6,309	6,799
Other Current Assets | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Carrying amount	122	150
Maximum exposure to loss	122	150
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Due from related parties (note 19)	122	150
Sales To Related Party | Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Related party transaction	$ 1,855	$ 2,721	$ 2,744